Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Unit [Abstract]
Earnings per Unit, Basic and Diluted
	Year Ended December 31, 2018	Period from April 28, 2017 (date of inception) to December 31, 2017
Numerator
Net income	$12,700	$2,638
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	33,527,135	18,371,855
Basic and diluted net earnings per common unit	$0.38	$0.14